SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
Operations by reportable segment for the year ending December 31, 2024 are as follows (in thousands):

	Year Ended December 31, 2024
	Retail	Wholesale Biomass	CPG	Corporate & Other	Total
Revenues, Net	$43,816	$139,086	$17,996	$—	$200,898
Cost of Goods Sold	23,053	66,973	13,479	—	103,505
Gross Profit	20,763	72,113	4,517	—	97,393
Operating Expenses:
General and Administrative	13,621	12,083	1,317	33,105	60,126
Sales and Marketing	1,780	128	38	472	2,418
Professional Fees	37	206	37	7,488	7,768
Depreciation and Amortization	1,509	11,723	794	1,018	15,044
Impairment Expense for Intangible Assets	—	—	—	6,300	6,300
Income (Loss) from Operations	3,816	47,973	2,331	(48,383)	5,737
Other (Income) Expense:
Interest Expense	159	92	22	8,911	9,184
Gain on Equity Method Investments	—	—	—	(14)	(14)
Gain on Change in Fair Value of Derivative Asset	—	—	—	(690)	(690)
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable	—	—	—	(13,724)	(13,724)
Other (Income) Expense, Net	(405)	109	49	9	(238)
Total Other (Income) Expense Net	(246)	201	71	(5,508)	(5,482)
Income (Loss) Before Income Taxes	$4,062	$47,772	$2,260	$(42,875)	$11,219
Total Assets	$26,216	$235,576	$12,589	$36,121	$310,502
Operations by reportable segment for the year ending December 31, 2023 are as follows (in thousands):

	Year Ended December 31, 2023
	Retail	Wholesale Biomass	CPG	Corporate & Other	Total
Revenues, Net	$39,078	$105,696	$16,062	$—	$160,836
Cost of Goods Sold	17,527	47,501	14,839	—	79,867
Gross Profit	21,551	58,195	1,223	—	80,969
Operating Expenses:
General and Administrative	13,058	9,015	2,101	28,740	52,914
Sales and Marketing	1,720	359	66	693	2,838
Professional Fees	99	233	171	6,801	7,304
Depreciation and Amortization	1,311	11,114	743	1,459	14,627
Impairment Expense for Goodwill	—	—	—	37,912	37,912
Impairment Expense for Intangible Assets	—	—	—	14,903	14,903
Income (Loss) from Operations	5,363	37,474	(1,858)	(90,508)	(49,529)
Other Expense:
Interest Expense	96	25	13	9,685	9,819
Interest Income	—	—	—	(45)	(45)
Loss on Equity Method Investments	—	—	—	2,102	2,102
Loss on Change in Fair Value of Derivative Asset	—	—	—	28	28
Loss on Change in Fair Value of Contingent Liabilities and Shares Payable	—	—	—	24,399	24,399
Other Expense, Net	262	299	285	1,440	2,286
Total Other Expense Net	358	324	298	37,609	38,589
Income (Loss) Before Income Taxes	$5,005	$37,150	$(2,156)	$(128,117)	$(88,118)
Total Assets	$27,054	$220,054	$12,774	$43,893	$303,775